April 29, 2024
Updating Summary Prospectus For Investors In Group and Individual Flexible Premium Variable Life Insurance Policies (AFIS)
Issued by Paragon Separate Account A of
Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of group flexible premium variable life insurance policies (the “Group Contracts”) and the Certificates issued under the Group Contracts (the “Policies”) of Metropolitan Life Insurance Company (“Metropolitan Life,” “MetLife,” “we,” “our,” “us” or the “Company”).
The Prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current Prospectus and other information about the Policies online at https://dfinview.com/metlife/tahd/MET000219. You can also obtain this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
Interests in the Separate Account, the Portfolios and the General Account are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or entity or person.
The Securities and Exchange Commission (“ SEC”) has not approved or disapproved the Policy or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Policy:
•
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
•
For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
•
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawal
A contingent deferred sales charge (also referred to as a surrender charge) will be deducted from the cash value of the Policy upon surrender, lapse or decrease in Face Amount during the first 10
Policy Years (and during the first 10 Policy Years after an increase in
Face Amount ). The maximum surrender charge is 30% of premiums paid in first Policy Year (or of premiums associated with an increase in Face Amount), not to exceed guideline annual premium for the initial Face Amount (or for the Face Amount increase). For
example, the maximum contingent deferred sales charge, assuming an initial premium of $100,000 is $30,000.
“Charges and Deductions – Transaction Charges”
Transaction Charges
You may be subject to charges that may apply if you surrender, lapse, make a partial withdrawal or decrease your Face Amount. You also may be charged for other transactions, such as when you make a premium payment, transfer cash value between investment options, or exercise your Accelerated Death Benefit Settlement Option Rider.
“Charges and Deductions – Transaction Charges”
Ongoing Fees and Expenses (annual charges)
In addition to withdrawal charges and transaction charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the
Insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Certificate, as shown in the following table:
“Charges and Deductions – Monthly Deduction” “Charges and Deductions – Mortality and Expense Risk Charge” “Charges and Deductions – Portfolio Expense Charges”
	ANNUAL FEE	MIN	MAX
	Investment options ( Portfolio fees and charges)	0.10%	1.06%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal.			“Principal Risks”

	RISKS	LOCATION IN PROSPECTUS
Not a Short-Term Investment
The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments, you surrender the Policy or the Policy lapses and you will also pay a transaction fee on partial withdrawals and you may pay a surrender charge. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option
(including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life, including any obligations (including under any
General Account investment option), guarantees, and benefits of the
Policy , including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/
ratings.
“Principal Risks”
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
“Principal Risks”

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
At the present time, no charge is assessed against the cash value of a
Policy when amounts are transferred among the Divisions of the
Separate Account and between the Divisions and the General
Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of
12 in a Policy year. Policy owners may transfer cash value between and among the Divisions and the General Account. We have limits on the amount that may be allocated to the General Account (the
“maximum allocation percentage”). The initial General Account maximum allocation percentage is shown on the Policy’s
specifications page, and we may change this percentage from time to time.
The total amount of transfers and withdrawals from the General
Account in a Policy Year may not exceed the greater of: (i) the
Policy’s Cash Surrender Value in the General Account at the
beginning of the Policy Year, multiplied by the withdrawal
percentage limit shown on the Policy’s specifications page; or (ii)
the previous Policy Year’s General Account maximum withdrawal amount. We are currently not enforcing this restriction for partial withdrawals. Restrictions may apply to frequent transfers.
Metropolitan Life reserves the right to remove or substitute Portfolio companies as investment options that are available under the Policy.
“Features of the Policy – Transfers”
Optional Benefits
Rider availability is subject to your Employer making the rider available. Depending upon your Employer’s requirements, certain
Policy riders may only be able to be added to in force Policies during the Employer’s annual enrollment. With respect to the dependent life benefit riders (child coverage, or spouse coverage), depending upon your Employer's elected rider benefit, you may also need to be on active status. You should check with your Employer regarding the availability of riders and whether you need to be on active status to elect the dependent life benefit (child coverage, or spouse
coverage).
“Features of the Policy – Additional Benefits and Riders”
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.
Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
“Federal Tax Matters”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
“Distribution of the Policies”

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Exchanges
Some investment professionals may have a financial incentive to offer you a new Policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new Policy rather than continue to own your existing
Policy .
“Distribution of the Policies”

GLOSSARY
Administrative Office – The service office of the Company. The mailing address is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141. Unless another location is specified, all applications, notices and requests should be directed to the Administrative Office at the address above or, if permitted, by facsimile (also referred to as “fax”), email or through the Internet. You may also contact us for information at (800) 756-0124.
Attained Age – The Issue Age of the Insured plus the number of completed Policy Years.
Associated Companies – The companies listed in a Group Contract’s specifications pages that are under common control through stock ownership, contract or otherwise, with the Contractholder.
Beneficiary – The person(s) named in a Policy or by later designation to receive Policy proceeds in the event of the Insured’s death. A Beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy, the Beneficiary has no rights in a Policy before the death of the Insured. If there is more than one Beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Owner.
Cash Value – The total amount that a Policy provides for investment at any time. It is equal to the total of the amounts credited to the Owner in the Separate Account, the General Account (if applicable), and in the Loan Account.
Cash Surrender Value – The Cash Value of a Policy on the date of surrender, less any Indebtedness, any accrued and unpaid monthly deduction, any applicable surrender charge and any applicable transaction charge.
Certificate – A document issued to Owners of Policies issued under Group Contracts, setting forth or summarizing the Owner’s rights and benefits.
Contractholder – The Employer, association, sponsoring organization or trust that is issued a Group Contract.
Division – A subaccount of the Separate Account. Each Division invests exclusively in an available underlying Portfolio.
Effective Date – The actual date coverage shall take effect which will be on or after the Issue Date.
Employee – A person who is employed and paid for services by an Employer on a regular basis. To qualify as an Employee, a person ordinarily must work for an Employer at least 30 hours per week. MetLife may waive or modify this requirement at its discretion. An Employee may also include an independent contractor acting in many respects as an Employee with a sponsoring Employer. An Employee may include a partner in a partnership if the Employer is a partnership.
Face Amount – The minimum death benefit under the Policy so long as the Policy remains in force.
General Account – The Policy option where your money earns annual interest at a rate that will not be lower than the guaranteed minimum annual effective rate in effect on the issue date of your Group Policy, which in no event will be lower than 4%. We may credit higher rates of interest, but are not obligated to do so. This may not be available on all Certificates as an option. The General Account is part of the Company’s general account.
Group Contract – A group flexible premium variable life insurance contract issued to the Contractholder by the Company.

Indebtedness – The sum of all unpaid Policy Loans and accrued interest charged on loans.
Individual Insurance – Insurance provided under a Group Contract or under an Individual Policy issued in connection with an Employer-sponsored insurance program on an Employee or an Employee’s spouse.
Insured – The person whose life is insured under a Policy. The term may include both an Employee and an Employee’s spouse.
Investment Start Date – The date the initial premium is applied to the General Account and to the Divisions of the Separate Account. This date is the later of the Issue Date or the date the initial premium is received at the Company’s Administrative Office .
Issue Age – The Insured’s Age as of the date the Policy is issued.
Issue Date – The Issue Date is the date from which Policy Anniversaries , Policy Years, and Policy Months are measured.
Loan Account – The account of the Company to which amounts securing Policy Loans are allocated. It is a part of the Company’s general account assets.
Loan Value – The maximum amount that may be borrowed under a Policy after the first Policy Anniversary.
Maturity Date – The Policy Anniversary on which the Insured reaches Attained Age 95.
Monthly Anniversary – The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.
Net Premium – The premium less any premium expense charge, any charge to compensate us for anticipated higher corporate income taxes resulting from the sale of a Policy and any charge for premium taxes.
Owner (or you) – The Owner of a Policy, as designated in the application or as subsequently changed.
Policy – Either the Certificate or the Individual Policy offered by the Company and described in this Prospectus. Under Group Contracts, the Policy may be issued on the Employee or on the Employee’s spouse.
Policy Anniversary – The same date each year as the Issue Date.
Policy Month – A month beginning on the Monthly Anniversary.
Policy Year – A period beginning on a Policy Anniversary and ending on the day immediately preceding the next Policy Anniversary.
Portfolio — A portfolio represents a class (or series) of stock of a Fund in which a Division's assets are invested.
SEC (or the Commission) – The Securities and Exchange Commission.
Separate Account – Paragon Separate Account A, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy .
Spouse – An Employee’s legal spouse. The term does not include a spouse who is legally separated from the Employee.

Valuation Date – Each day that the New York Stock Exchange is open for regular trading.
Valuation Period – The period between two successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on a Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios , which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000219. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
US Equity	American Funds American High-Income Trust* - Class 1 Capital Research and Management CompanySM	0.32%	12.69%	6.36%	4.67%
Allocation	American Funds Asset Allocation Fund - Class 1 Capital Research and Management CompanySM	0.30%	14.55%	9.47%	7.51%
Global Equity	American Funds Global Growth Fund* - Class 1 Capital Research and Management CompanySM	0.41%	22.91%	13.93%	9.85%
Global Equity	American Funds Global Small Capitalization Fund* - Class 1 Capital Research and Management CompanySM	0.66%	16.45%	8.57%	6.04%
US Equity	American Funds Growth Fund - Class 1 Capital Research and Management CompanySM	0.34%	38.81%	18.97%	14.64%
US Equity	American Funds Growth-Income Fund - Class 1 Capital Research and Management CompanySM	0.28%	26.47%	13.65%	11.19%
International Equity	American Funds International Fund - Class 1 Capital Research and Management CompanySM	0.53%	16.12%	5.10%	3.67%
International Equity	American Funds New World Fund®* - Class 1 Capital Research and Management CompanySM	0.57%	16.22%	8.90%	4.95%
US Fixed Income	American Funds The Bond Fund of America* - Class 1 Capital Research and Management CompanySM	0.23%	5.21%	2.14%	2.33%
US Fixed Income	American Funds U.S. Government Securities Fund* - Class 1 Capital Research and Management CompanySM	0.26%	3.21%	1.31%	1.78%
US Fixed Income	American Funds Ultra-Short Bond Fund - Class 1 Capital Research and Management CompanySM	0.31%	4.94%	1.63%	1.00%
International Equity	Brighthouse/abrdn Emerging Markets Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited	0.96%	6.67%	3.14%	1.56%
US Equity	Contrafund® Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.56%	33.45%	16.65%	11.61%
A-1

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.47%	10.65%	12.30%	8.58%
Allocation	Freedom 2010 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.40%	9.48%	5.53%	4.56%
Allocation	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.47%	12.40%	7.47%	5.73%
Allocation	Freedom 2030 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.52%	14.70%	9.28%	6.85%
Allocation	Freedom 2040 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	18.87%	11.92%	8.14%
Allocation	Freedom 2050 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.62%	19.45%	12.02%	8.19%
US Equity	Index 500 Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.10%	26.19%	15.56%	11.92%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.32%	16.80%	9.90%	7.16%
US Equity	MFS® Growth Series* - Initial Class Massachusetts Financial Services Company	0.73%	35.86%	15.89%	12.97%
US Equity	MFS® New Discovery Series* - Initial Class Massachusetts Financial Services Company	0.87%	14.41%	11.08%	7.67%
Allocation	MFS® Total Return Series* - Initial Class Massachusetts Financial Services Company	0.61%	10.44%	8.54%	6.53%
US Equity	Mid Cap Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, FMR Japan	0.57%	15.08%	12.45%	8.12%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
A-2

To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at https://dfinview.com/metlife/tahd/MET000219. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits and Cash Values, and to request other information about the Policy, please call (800) 756-6124, send an email request to GVUL-eservice@metlifecommercial.com or write to us at our Administrative Office. The mailing address for our Administrative Office is: MetLife GVUL; Suite 600; 11330 Olive Boulevard; St. Louis, MO 63141.
EDGAR ID: C000034616